UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:William w. Wang
Title:CFO
Phone:212-687-6834
Signature, Place and Date of Signing:

      April 22, 2010


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    181274

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D 3COM CORP  COM STK             COMMON STOCK     885535104    13043  1699104 SH       SOLE                1699104        0        0
D AMERICAN CAP STRATEG IES LTD C COMMON STOCK     02503Y103     5259  1035103 SH       SOLE                1035103        0        0
D BJ SVCS CO  COM STK            COMMON STOCK     055482103     7650   357483 SH       SOLE                 357483        0        0
D BRINKS HOME SECURITY  HLD      COMMON STOCK     109699108     6655   156407 SH       SOLE                 156407        0        0
D CARE INVESTMENT TRUST INC REIT REITS/RICS       141657106     2833   317700 SH       SOLE                 317700        0        0
D CF INDS HLDGS INC  COM STK     COMMON STOCK     125269100    10009   109770 SH       SOLE                 109770        0        0
D INTERACTIVE DATA COR P COM STK COMMON STOCK     45840J107      320    10000 SH       SOLE                  10000        0        0
D JP MORGAN CHASE WRNT EXP 10/28 WARRANTS         46634E114     1155    75000 SH       SOLE                  75000        0        0
D LIBERTY ACQUISITION HOLDINGS   COMMON STOCK     53015Y107    10887  1101710 SH       SOLE                1101710        0        0
D LIBERTY ACQUISITION HOLDINGS W WARRANTS         53015Y115     1273  1425169 SH       SOLE                1425169        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     1074   616116 SH       SOLE                 616116        0        0
D MAXYGEN INC  COM STK           COMMON STOCK     577776107      718   109235 SH       SOLE                 109235        0        0
D MILLIPORE CORP  COM STK        OPTIONS - CALLS  99AKR57S9     5544    52500 SH  CALL SOLE                  52500        0        0
D SMITH INTL INC  COM STK        COMMON STOCK     832110100     6663   155600 SH       SOLE                 155600        0        0
D TERRA INDUSTRIES INC           COMMON STOCK     880915103    68047  1487043 SH       SOLE                1487043        0        0
D TERRA NITROGEN CO L P COM STK  COMMON STOCK     881005201     4617    60920 SH       SOLE                  60920        0        0
D XTO ENERGY INC COM             COMMON STOCK     98385X106    35527   753000 SH       SOLE                 753000        0        0
S REPORT SUMMARY                 17 DATA RECORDS              181274        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED